TREASURY SHARES	6 Months Ended
Jun. 30, 2024
TREASURY SHARES
TREASURY SHARES

14. TREASURY SHARES

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the condensed consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is recorded entirely in additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares). In the event that treasury share is reissued at an amount different from the cost the Group paid to repurchase the treasury share, the Group will recognize the difference in additional paid-in capital by using the specified identification method.

During the six months ended June 30, 2023 and 2024, no shares were repurchased or retired. As of December 31, 2023 and June 30, 2024, there was 1 ADS (1 ordinary share) held as treasury share, respectively.